Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 32,296,593	$ 96,078,570	$ 21,065,113
Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(20,374,633)	(30,739,776)	(14,104,628)
Depreciation and amortization expenses	(27,829,730)	(13,113,964)	(3,324,655)
General and administrative expenses	(23,114,629)	(39,154,204)	(2,515,117)
Realized gain on exchange of digital assets	6,548,841	20,813,167	1,434,544
Impairment of digital assets	(24,654,267)	(27,993,571)	(997,954)
Impairment of property and equipment	(50,038,650)
Total operating expenses	(139,463,068)	(90,188,348)	(19,507,810)
(Loss) income from operations	(107,166,475)	5,890,222	1,557,303
Net gain (loss) from disposal of property and equipment	1,353,299	(3,746,247)
Gain from sale of investment security	1,039,999
Other (expense) income, net	(1,116,276)	702,414	(1,924)
Total other income (expenses), net	1,277,022	(3,043,833)	(1,924)
(Loss) income before income taxes	(105,889,453)	2,846,389	1,555,379
Income tax expenses	592,850	(3,856,341)
Net (loss) income from continuing operations	(105,296,603)	(1,009,952)	1,555,379
Net loss from discontinued operations, net of income taxes			(3,834,683)
Net loss	(105,296,603)	(1,009,952)	(2,279,304)
Other comprehensive income, net of tax
Reclassified to net loss from discontinued operations			100,185
Comprehensive loss	$ (105,296,603)	$ (1,009,952)	$ (2,179,119)
Weighted average number of ordinary share outstanding
Basic (in Shares)	78,614,174	55,440,527	30,591,122
Diluted (in Shares)	78,614,174	55,440,527	30,591,122
Loss per share
Basic (in Dollars per share)	$ (1.34)	$ (0.02)	$ (0.07)
Diluted (in Dollars per share)	$ (1.34)	$ (0.02)	$ (0.07)